ACQUISITIONS (Details) $ in Millions						8 Months Ended	12 Months Ended
	Jan. 04, 2021 USD ($) item	Jan. 23, 2020 USD ($)	Jul. 01, 2019 USD ($)	Apr. 17, 2019 USD ($)	Jan. 22, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($) item	May 31, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Contingent consideration							$ 84.0	$ 128.0
Cash flows used in obtaining control of subsidiaries or other businesses							285.0	170.0	$ 869.0
Aggregate identifiable assets acquired and liabilities assumed
Consideration (net of cash acquired)								117.0
Payments of deferred contingent consideration							49.0	53.0
Goodwill							2,989.0	2,928.0
Acquisitions							96.0
Exchange adjustment							35.0
Extremity Orthopaedics Revenue							82.0
2019 Acquisitions
Disclosure of detailed information about business combination [line items]
Number of businesses acquired, deemed to be business combinations | item									5
Extremity Orthopaedics
Disclosure of detailed information about business combination [line items]
Number of Wholly Owned Subsidiaries Acquired | item	2
Maximum consideration payable at the acquisition date	$ 240.0
Fair value of consideration	236.0
Deferred consideration	0.0
Contingent consideration	0.0
Cash flows used in obtaining control of subsidiaries or other businesses							285.0	170.0
Aggregate identifiable assets acquired and liabilities assumed
Property, plant and equipment	22.0
Inventory	41.0
Trade and other payable	(23.0)
Net deferred tax asset/(liability)	(12.0)
Net assets	140.0
Goodwill	96.0
Consideration (net of cash acquired)	236.0						236.0
Net cash
Extremity Orthopaedics | Product- related
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets	101.0
Extremity Orthopaedics | Customer and distribution related
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets	$ 11.0
Ceterix Orthopaedics
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired					100.00%
Maximum consideration payable at the acquisition date					$ 105.0
Fair value of consideration					96.0
Deferred consideration					5.0
Contingent consideration					$ 47.0
Risk-free discount rate (as a percent)					3.30%
Aggregate identifiable assets acquired and liabilities assumed
Property, plant and equipment					$ 2.0
Inventory					2.0
Trade and other receivables					1.0
Trade and other payable					(4.0)
Net deferred tax asset/(liability)					1.0
Net assets					45.0
Goodwill					49.0
Consideration (net of cash acquired)					94.0
Net cash							2.0
Ceterix Orthopaedics | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration					55.0
Ceterix Orthopaedics | Product- related
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets					$ 43.0
Osiris Therapeutics
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired				100.00%
Contingent consideration				$ 0.0
Aggregate identifiable assets acquired and liabilities assumed
Property, plant and equipment				6.0
Investments				17.0
Other non-current assets				4.0
Inventory				9.0
Trade and other receivables				49.0
Trade and other payable				(34.0)
Provisions				(14.0)
Non-current liabilities				(7.0)
Net deferred tax asset/(liability)				(56.0)
Net assets				338.0
Goodwill				298.0
Consideration (net of cash acquired)				636.0
Cash transferred				660.0
Net cash							24.0
Revenue of combined entity as if combination occurred at beginning of period						$ 114.0		160.0
Fair value Of goodwill						$ 301.0		298.0	$ 301.0
Adjustments to fair value of goodwill								$ 3.0
Osiris Therapeutics | Product- related
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets				284.0
Osiris Therapeutics | Customer and distribution related
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets				$ 80.0
Leaf Healthcare
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired				85.50%
Equity interest held by acquiree immediately before acquisition date				14.5
Equity interest held by acquiree immediately after acquisition				100
Carrying value of equity interest held prior to acquisition date				$ 6.0
Gain recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination				1.0
Maximum consideration payable at the acquisition date				75.0
Fair value of maximum consideration payable				52.0
Deferred consideration				4.0
Contingent consideration				$ 12.0
Risk-free discount rate (as a percent)				3.00%
Aggregate identifiable assets acquired and liabilities assumed
Inventory				$ 1.0
Trade and other receivables				1.0
Trade and other payable				(1.0)
Net deferred tax asset/(liability)				1.0
Net assets				16.0
Goodwill				37.0
Consideration (net of cash acquired)				53.0
Net cash							1.0
Leaf Healthcare | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration				35.0
Leaf Healthcare | Product- related
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets				$ 14.0
Brainlab OJR
Disclosure of detailed information about business combination [line items]
Maximum consideration payable at the acquisition date										$ 108.0
Fair value of maximum consideration payable										107.0
Contingent consideration										$ 57.0
Risk-free discount rate (as a percent)										2.30%
Aggregate identifiable assets acquired and liabilities assumed
Net assets										$ 84.0
Goodwill										23.0
Consideration (net of cash acquired)										107.0
Net cash
Brainlab OJR | Maximum
Disclosure of detailed information about business combination [line items]
Maximum consideration payable at the acquisition date										58.0
Brainlab OJR | Technology
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets										75.0
Brainlab OJR | Customer and distribution related
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets										$ 9.0
Atracsys
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired			100.00%
Fair value of consideration			$ 42.0
Deferred consideration			14.0
Contingent consideration			$ 5.0
Risk-free discount rate (as a percent)			2.30%
Aggregate identifiable assets acquired and liabilities assumed
Property, plant and equipment			$ 1.0
Inventory			1.0
Trade and other receivables			1.0
Trade and other payable			(1.0)
Net deferred tax asset/(liability)			(1.0)
Net assets			11.0
Goodwill			31.0
Consideration (net of cash acquired)			42.0
Net cash
Atracsys | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration			6.0
Atracsys | Product- related
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets			9.0
Atracsys | Customer and distribution related
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets			$ 1.0
Tusker Medical, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired		100.00%
Maximum consideration payable at the acquisition date		$ 140.0
Fair value of consideration		139.0
Deferred consideration		6.0
Contingent consideration		35.0
Aggregate identifiable assets acquired and liabilities assumed
Property, plant and equipment		6.0
Other receivables		1.0
Trade and other payable		(6.0)
Non-current liabilities		(3.0)
Net deferred tax asset/(liability)		5.0
Net assets		56.0
Goodwill		83.0
Consideration (net of cash acquired)		139.0
Net cash
Tusker Medical, Inc. | Product- related
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets		$ 53.0
Two smaller acquisitions in spheres of remote physical therapy and arthroscopic enabling technology
Disclosure of detailed information about business combination [line items]
Number of businesses acquired, deemed to be business combinations | item								2
Maximum consideration payable at the acquisition date								$ 41.0
Fair value of consideration								26.0
Deferred consideration								3.0
Contingent consideration								17.0
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets							8.0
Property, plant and equipment and inventory							$ 2.0
Goodwill not expected to be deductible for tax purposes								$ 16.0